Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Telephone (215) 564-8000

Fax (215) 564-8120

Jana L. Cresswell

JCresswell@stradley.com

215-564-8048

April 30, 2009

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	UBS Relationship Funds
File No. 811-9036

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via the EDGAR system, please find enclosed Amendment No. 36 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Fund”) on Form N-1A.

The Amendment is being filed to update the Fund’s financial statements for the fiscal year ended December 31, 2008, and to make certain non-material changes.

Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell